Offsets	Aug. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Caring Brands, Inc.
Form or Filing Type	S-1
File Number	333-285964
Initial Filing Date	Mar. 20, 2025
Fee Offset Claimed	$ 4,337.34
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 28,330,000
Offset Note	The Registrant paid a registration fee of $4,337.34 in connection with the registration of $28,330,000 of shares of common stock, par value $0.001 per share, pursuant to the Registration Statement on Form S-1 (File No. 333-285964) (the “Prior Registration Statement”). The Prior Registration Statement was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder.
Termination / Withdrawal Statement	The Prior Registration Statement was withdrawn by filing a Form RW on May 6, 2025. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $4,337.34, representing the fee paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Caring Brands, Inc.
Form or Filing Type	S-1
File Number	333-285964
Filing Date	Mar. 20, 2025
Fee Paid with Fee Offset Source	$ 4,337.34
Offset Note	The Registrant paid a registration fee of $4,337.34 in connection with the registration of $28,330,000 of shares of common stock, par value $0.001 per share, pursuant to the Registration Statement on Form S-1 (File No. 333-285964) (the “Prior Registration Statement”). The Prior Registration Statement was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder.
Termination / Withdrawal Statement	The Prior Registration Statement was withdrawn by filing a Form RW on May 6, 2025. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $4,337.34, representing the fee paid in connection with the Prior Registration Statement.